UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2005

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 5/6/2005
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: $126,112 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                        Title       CUSIP      Value      Shares        Invsmnt    Discret  Other    Voting Authority
                                     Of Class               (x1000)                    Sole      Shared   Mgrs    Sole  Shared None

Abiomed Inc                            COM      003654100     184       17,380                                    17,380
American Intl Group                    COM      026874107     590       10,639                                    10,639
Anheuser Busch Co                      COM      035229103    1469       31,008                                    31,008
Apollo Group Inc - CL A                CL A     037604105    1008       13,607                                    13,607
Avon Products Inc                      COM      054303102    1368       31,850                                    31,850
BP Amoco                           SPONSORED AD 055622104     265        4,247                                     4,247
Berkshire Hathaway In CL B             CL B     084670207    2416          846                                       846
Biomet                                 COM      090613100    2446       67,378                                    67,378
Blackrock Inc                          CL A     09247X101    5154       68,781                                    68,781
Blackrock Limited Term Duration Inc  COM SHS    09249W101     608       32,870                                    32,870
Bright Horizons Family Solutions       COM      109195107    2136       63,320                                    63,320
Burlington Resources                   COM      122014103    1856       37,074                                    37,074
Cuno Inc                               COM      126583103    1268       24,672                                    24,672
CACI International Inc                 CL A     127190304    1739       31,481                                    31,481
Checkfree Corp                         COM      162813109    2995       73,485                                    73,485
ChevronTexaco Corp                     COM      166764100     244        4,182                                     4,182
Chicago Mercantile Exchange            CLA      167760107    2153       11,095                                    11,095
Choicepoint                            COM      170388102    1052       26,235                                    26,235
Clarcor Inc                            COM      179895107    1280       24,632                                    24,632
Courier                                COM      222660102     558       10,646                                    10,646
Dentsply Intl Inc                      COM      249030107    5025       92,352                                    92,352
Diagnostic ProductscCorp               COM      252450101    1307       27,059                                    27,059
Dionex Corp                            COM      254546104     677       12,427                                    12,427
EMC Corp                               COM      268648102     328       26,650                                    26,650
Eaton Vance Float Rate Inc. Trust      COM      278279104    1493       79,100                                    79,100
Eaton Vance Limited Term Duration F    COM      27828H105     511       28,285                                    28,285
Eaton Vance Senior Floating Rate Fu    COM      27828Q105     784       39,400                                    39,400
Encana Corp                            COM      292505104    5751       81,667                                    81,667
Engineered Support Sys                 COM      292866100    1027       19,189                                    19,189
Expeditors Intl Wash Inc               COM      302130109    2334       43,587                                    43,587
Exxon Mobil Corp                       COM      30231G102    2345       39,346                                    39,346
FLIR Systems Inc                       COM      302445101    2316       76,424                                    76,424
First Data Corp                        COM      319963104     938       23,849                                    23,849
Forward Air Corp                       COM      349853101    2281       53,574                                    53,574
Gabelli Dividend & Inc Trust           COM      36242H104     532       29,725                                    29,725
Gannett Co.                            COM      364730101    1203       15,211                                    15,211
General Electric                       COM      369604103    1085       30,090                                    30,090
Global Income Fund                     COM      37934Y108     45        10,100                                    10,100
Google Inc - CL A                      CL A     38259p508     574        3,179                                     3,179
GPC Biotech AG                     SPONSORED AD 38386p108     176       15,236                                    15,236
Harris Corp                            COM      413875105    1753       53,700                                    53,700
Imperial Oil LTD                       COM      453038408    4153       54,549                                    54,549
Intl. Emerging Mkt. I-Share        MSCI EMERG M 464287234    4474       22,063                                    22,063
I-Shares GS Top Corp Bonds ETF     GS CORP BD F 464287242     320        2,920                                     2,920
Ishares MSCI EAFE Index Fund       MSCI EAFE ID 464287465    2756       17,345                                    17,345
Ishares Russell 3000 Index         RUSSELL 3000 464287689     762       11,328                                    11,328
Map Info Corporation                   COM      565105103     902       74,880                                    74,880
Moodys Corp.                           COM      615369105    2011       24,864                                    24,864
Nortel Networks                        COM      656568102     30        10,998                                    10,998
Paychex                                COM      704326107    1460       44,487                                    44,487
PepsiCo Inc.                           COM      713448108    2929       55,233                                    55,233
Petsmart Inc                           COM      716768106    3163      110,015                                   110,015
Pfizer                                 COM      717081103    2040       77,672                                    77,672
Pimco Floating Rate Inc Fund           COM      72201H108     471       23,180                                    23,180
PIMCO Floating Rate Strat Fund         COM      72201J104     804       42,685                                    42,685
Pitney Bowes Inc.                      COM      724479100    1956       43,352                                    43,352
Procter & Gamble                       COM      742718109     255        4,805                                     4,805
Renal Care Group, Inc                  COM      759930100    2493       65,701                                    65,701
Respironics                            COM      761230101    2609       44,781                                    44,781
Rydex S&P Equal Weight Etf         S&P 500 EQ T 78355W106     910        5,985                                     5,985
S & P Dpstry Rpts                   UNIT SER 1  78462F103    1919       16,272                                    16,272
Charles Schwab & Co.                   COM      808513105     107       10,173                                    10,173
Sigmatel Inc                           COM      82661w107    1139       30,425                                    30,425
Southern Union Co. New                 COM      844030106    2109       83,986                                    83,986
Starbucks Coffee                       COM      855244109    4913       95,100                                    95,100
Stericycle Inc                         COM      858912108     756       17,106                                    17,106
Teva Pharmaceutical Industry-ADR       ADR      881624209    1041       33,603                                    33,603
Texas Instruments                      COM      882508104    3006      117,920                                   117,920
United Parcel Cl B                     CL B     911312106    2715       37,318                                    37,318
United Health Group Inc                COM      91324P102    2619       27,460                                    27,460
Van Kampen Sr Inc Trust                COM      920961109     239       27,985                                    27,985
Varian Medical Systems Inc             COM      92220P105     669       19,508                                    19,508
Verizon Communications                 COM      92343V104     416       11,725                                    11,725
Wrigley Wm Jr                          COM      982526105    1433       21,857                                    21,857
Wyeth                                  COM      983024100     458       10,847                                    10,847
XTO Energy                             COM      98385X106    2550       77,657                                    77,657
Zimmer Holdings                        COM      98956P102    2250       28,917                                    28,917

Total                                                     126,112    2,790,280                                 2,790,280